Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (24,453)	$ (35,201)	$ (23,443)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Depreciation and amortization	50,414	52,488	48,131
Intangible asset impairment loss	0	0	3,892
Amortization of deferred financing costs	2,097	2,313	2,063
Amortization of discount on Backstop Notes	424
Deferred income taxes	(9,871)	(6,178)	(11,419)
Non-cash foreign currency loss	344	233	1,440
Share-based compensation	4,564	1,161	1,682
Provision for doubtful accounts	322	640	905
Change in fair value of warrant liability	(5,267)	7,485	(235)
Settlement gain on carrier commitment liability			(2,269)
Change in operating assets and liabilities, net of operating assets and liabilities acquired:
Accounts receivable	(11,884)	(6,072)	860
Inventories	(9,875)	(3,027)	(566)
Prepaid expenses and other receivables	(1,700)	(2,020)	169
Accounts payable and accrued liabilities	(8,371)	13,100	(2,458)
Deferred revenue	(805)	1,583	(44)
Income taxes payable	(697)	(34)	(1,158)
Change in minimum carrier commitment liability			(3,297)
Cash (used in) provided by operating activities	(14,758)	26,471	14,253
Cash flows used in investing activities
Additions to intangible assets	(9,247)	(10,135)	(10,491)
Additions to property and equipment	(4,172)	(1,834)	(2,391)
Acquisition of Integron LLC, net of cash acquired		366	(37,488)
Net cash used in investing activities	(13,419)	(11,603)	(50,370)
Cash flows from financing activities
Proceeds from revolving credit facility	25,000		8,135
Repayment on revolving credit facility	(25,000)	(8,300)
Repayment of term loan	(3,161)	(3,526)	(2,888)
Repayment of other borrowings - notes payable	(173)
Proceeds from term loan			35,000
Proceeds from convertible debt	104,167	0	0
Proceeds from equity portion of convertible debt, net of issuance costs	15,697
Payment of deferred financing costs	(1,579)		(2,089)
Repayment of related party note	(1,538)
Repurchase of common stock		(200)	(80)
Proceeds from CTAC and PIPE financing, net of issuance costs	223,688
Settlements of preferred shares	(229,915)
Payment of capital lease obligations	(828)	(692)	(1,080)
Payment of stock option share employee withholding taxes	(2,305)
Cash provided by/(used in) financing activities	104,053	(12,718)	36,998
Effect of Exchange Rate Change on Cash and Cash Equivalents	(226)	(149)	(162)
Change in Cash and Cash Equivalents and Restricted Cash	75,650	2,001	719
Cash and Cash Equivalents and Restricted Cash, beginning of period	10,693	8,692	7,973
Cash and Cash Equivalents and Restricted Cash, end of period	86,343	10,693	8,692
Non-cash investing and financing activities:
Equity issued for acquisition of Integron LLC	56,502		7,000
Equity financing fees accrued	3,602
Capital leases	0	622	1,120
Common shares issued to preferred shareholders	56,502		7,000
Equity financing fees settled in common shares	1,863
Common shares issued to option holders pursuant to the Cancellation Agreements	1,072
Common shares issued to warrant holders	10,663
Sponsor shares distributed to lender under Backstop Agreement	683
Supplemental cash flow information:
Interest paid	19,874	21,544	23,977
Taxes paid (net of refunds)	$ 957	$ 379	$ 417